THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 14, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND
    FOR WHICH THAT REQUEST WAS DENIED ON FEBRUARY, 13 2002.



                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [ X ]; Amendment Number:  1
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [ X ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Ruane, Cunniff & Co., Inc.
Address: 767 Fifth Avenue
         New York, New York 10153


Form 13F File Number: 28-154

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mr. Joseph Quinones, Jr.
Title:   Chief Financial Officer
Phone:   (212) 832-5280

Signature, Place, and Date of Signing:

         /s/ Joseph Quinones, Jr.    New York, NY      02/22/2002
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            None

Form 13F Information Table Entry Total:       8

Form 13F Information Table Value Total:       $583,757
                                              [thousands]

List of Other Included Managers:              NONE




































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

                                                         Ruane, Cunniff & Co., Inc.

                                                                 June 30, 2001

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Credit Acceptance Corp-Mich    COM              225310101     1715   222700 SH       SOLE                                     222700
Expeditors Int'l of Wash. Inc. COM              302130109   500702  8346426 SH       SOLE                  2471696           5874730
Industrie Natuzzi Spa-SP ADR   COM              456478106    21311  1537565 SH       SOLE                                    1537565
MacDermid Inc                  COM              554273102    26234  1457472 SH       SOLE                  1208925            248547
Orthalliance Inc Cl A          COM              687913103     1519   467300 SH       SOLE                                     467300
Orthodontic Centers of America COM              68750p103    18363   604260 SH       SOLE                                     604260
Prepaid Legal Services Inc     COM              740065107     6631   301400 SH       SOLE                                     301400
Teletech Holdings Inc          COM              879939106     7282   810000 SH       SOLE                                     810000